DEBT 2 (Details)	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2007 vessel	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Nov. 30, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 vessel
Debt Instrument [Line Items]
Number of vessels disposed of | vessel		1							3
Proceeds from long-term debt						$ 215,975,000	$ 270,000,000	$ 0
Proceeds from Issuance of Debt			$ 391,717,000
Number of Vessels Pledge as Collateral			40	13
Collateral carrying amount							852,700,000
Repayments of Debt						(244,338,000)
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 425,000,000					425,000,000
Proceeds from Issuance of Debt	$ 26,885,000					26,885,000	0
Debt Instrument, Quarterly Repayment to Principal Borrowed Ratio	1.5625%				1.25%
Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 761,739,000					761,739,000	363,500,000	95,000,000
Long-term Debt assumed upon the Merger			$ 426,602,000
Repayments of Debt						(244,338,000)	(1,500,000)
Loan drawdowns						215,975,000	270,000,000
Amortization of purchase price adjustment						0
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			200,000,000	$ 200,000,000
Proceeds from Issuance of Debt	167,815,000					167,815,000	0	0
Long-term Debt assumed upon the Merger			161,200,000
Repayments of Debt						0	0
Loan drawdowns						0	0
Amortization of purchase price adjustment						6,615,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	934,293,000					934,293,000	363,500,000	$ 95,000,000
Long-term Debt assumed upon the Merger			592,313,000
Repayments of Debt							(1,500,000)
Loan drawdowns						215,975,000	270,000,000
Amortization of purchase price adjustment						6,843,000
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	284,000,000					284,000,000
Proceeds from Issuance of Debt	$ 262,541,000					262,541,000	$ 0
Long-term Debt assumed upon the Merger			$ 260,500,000
Debt Instrument, Periodic Payment						$ 4,000,000
Capesize Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of Vessels Pledge as Collateral						2